Related Party Transactions and Arrangements (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended											0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended							0 Months Ended		0 Months Ended		12 Months Ended		2 Months Ended	12 Months Ended			0 Months Ended							1 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013	Dec. 31, 2013 Securities (Assets) [Member]	Jun. 04, 2013 Securities (Assets) [Member]	Feb. 28, 2013 Sale of ARCT III OP Units [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jun. 27, 2013 Portfolio Acquisitions [Member]	Feb. 28, 2013 ARCT III Merger [Member]	Dec. 31, 2013 ARCT III Merger [Member]	Dec. 31, 2013 Manager [Member] ARCT IV / ARCP Merger [Member] Strategic and Financial Advisory Services Fee [Member]	Dec. 31, 2013 Manager [Member] ARCT IV / ARCP Merger [Member] Strategic and Financial Advisory Services Fee Reimbursement [Member]	Jan. 03, 2014 ARCT IV [Member] Subsequent Event [Member] Asset Management Fees [Member]	Dec. 31, 2013 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Strategic and Financial Advisory Services Fee [Member]	Dec. 31, 2013 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Strategic and Financial Advisory Services Fee Reimbursement [Member]	Dec. 31, 2013 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Legal Support Services [Member]	Dec. 31, 2013 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Information Agent and Advisory Service Fee [Member]	Dec. 31, 2013 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Information Agent and Advisory Service Fee Reimbursement [Member]	Dec. 31, 2013 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Support Services [Member]	Dec. 31, 2013 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Support Services Reimbursement [Member]	Jan. 03, 2014 ARCT IV [Member] ARCT IV / ARCP Merger [Member] Subsequent Event [Member] Brokerage Commission Fees [Member]	Dec. 31, 2013 RCS Capital [Member]	Sep. 06, 2012 Sponsor [Member]	Feb. 28, 2013 Special Limited Partner [Member]	Dec. 31, 2013 Class B Units [Member] ARCT IV [Member] Asset Management Fees [Member]	Jan. 03, 2014 Class B Units [Member] ARCT IV [Member] Subsequent Event [Member] Asset Management Fees [Member]	Dec. 31, 2013 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Dec. 31, 2012 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Dec. 31, 2013 Realty Capital Securities, LLC [Member] Dealer Manager [Member] Gross Proceeds, Initial Public Offering [Member]	Dec. 31, 2013 Realty Capital Securities, LLC [Member] Dealer Manager [Member] Gross Proceeds, Common Stock [Member]	Dec. 31, 2013 ARC Properties Advisors, LLC [Member] Manager [Member] Amount Available or Outstanding Under Financing Arrangement [Member]	Dec. 31, 2013 ARC Properties Advisors, LLC [Member] Manager [Member] Contract Purchase Price [Member]	Feb. 28, 2013 ARCP [Member] ARCT III Merger [Member]	Feb. 28, 2013 ARCP [Member] ARCT III Merger [Member] Maximum [Member]	Jan. 03, 2014 ARCP [Member] Common Stock [Member] ARCT IV / ARCP Merger [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCP [Member] Class B Units [Member] ARCT IV / ARCP Merger [Member] Subsequent Event [Member]	Dec. 31, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Class B Units [Member]	Dec. 31, 2012 American Realty Capital Advisors III LLC [Member] Advisor [Member] Class B Units [Member]	Dec. 31, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Asset Management Fees [Member]
Jan. 03, 2014
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
Pre-tax Non-compounded Return on Capital Contribution [Member]
Subsequent Event [Member]
Annual Targeted Investor Return [Member]

Jan. 03, 2014
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
Pre-tax Non-compounded Return on Capital Contribution [Member]
ARCT IV / ARCP Merger [Member]
Subsequent Event [Member]
Annual Targeted Investor Return [Member]
																																															Jul. 02, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Average Invested Assets [Member]	Dec. 31, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Gross Revenue, Stand-alone Single-tenant Net Leased Properties [Member]	Dec. 31, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties [Member]	Dec. 31, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Gross Revenue, Managed Properties [Member] Maximum [Member]	Feb. 28, 2013 ARC Advisory Services, LLC [Member]	Dec. 31, 2012 ARC Advisory Services, LLC [Member]	Dec. 31, 2012 ARC Advisory Services, LLC [Member] Legal Services [Member]	Jun. 30, 2013 Realty Captial Securities, LLC and American Realty Capital Advisors, LLC [Member] Financial Advisory Services [Member]	Dec. 31, 2012 Realty Captial Securities, LLC and American Realty Capital Advisors, LLC [Member] Financial Advisory Services [Member]	Dec. 31, 2013 Realty Captial Securities, LLC and American Realty Capital Advisors, LLC [Member] Financial Advisory Services [Member]	Feb. 28, 2013 American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] ARCP Merger [Member]	Feb. 28, 2013 American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] ARCP Merger [Member] Post-Conversion [Member]	Feb. 28, 2013 American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] ARCP Merger [Member] Pre-Conversion [Member]
Feb. 28, 2013
American Realty Capital III Special Limited Partnership, LLC [Member]
Common Stock [Member]
Entity Wholly Owned by Sponsor [Member]
ARCP Merger [Member]
Class B Units [Member]
Post-Conversion [Member]

Related Party Transaction [Line Items]
Common stock held by related party, percent																												4.37%	1.35%
Related Party Transaction, Sales Commissions Earned by Related Party, Percentage of Benchmark																														7.00%	3.00%
Related Party Transaction, Acquisition Fees Earned by Related Party, Percentage of Benchmark																																	1.00%
Related Party Transaction, Financing Coordination Fees Earned by Related Party, Percentage of Benchmark																																0.75%
Excess Annualized Core Earnings, Percentage	20.00%
Asset Management Fee Percentage, Option 1																																		0.50%
Asset Management Fee Percentage, Option 2										0.40%
Unadjusted Book Value of Assets																																			$ 3,000,000,000
Related Party Transaction, Asset Management Fees Earned by Related Party, Percentage of Benchmark																																															0.75%
Related Party Transaction, Cumulative Capital Investment Return, as a Percentage of Benchmark																																										6.00%	6.00%		6.00%	6.00%
Antidilutive securities excluded from computation of earnings per share	9,591,173	1,621,349																																						603,599	145,022
Related Party Transaction, Expenses from Transactions with Related Party																											13,900,000											2,300,000						9,900,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																																																									7,300,000	7,300,000	7,600,000	711,190
Related Party Transactions, Asset Management Fee, Percentage of Assets														0.1875%
Stock Issued During Period, Shares, Issued for Services																										492,483	498,857
Business Acquisition, Equity Interest Issued or Issuable, Per Share Conversion Rate																																				$ 0.5190	$ 2.3961
Real Estate Investment, Aggregate Purchase Price									773,900,000
Related Party Transaction, Property Management Fees Earned by Related Party, Percentage of Benchmark																																																2.00%	4.00%
Related Party Transaction, Oversight Fees Earned by Related Party, Percentage of Benchmark																																																		1.00%
Related Party Transactions, Property Management Services Service Period Extension, Days																																							60 days
Merger and other transaction related	278,319,000	2,603,000	0																			8,400,000	17,800,000
Administrative Support Agreement Period, Years																								1 year
Merger Expenses																																																				2,000,000	500,000	500,000	100,000
Business Acquisition, Transaction Costs																																																				300,000
Business Combination, Acquisition Related Costs, Payment																																																			1,700,000
Merger Expenses Agreed To																																																							600,000	600,000
Business Acquisition, Cost of Acquired Entity, Purchase Price										5,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				1,000,000
Consideration To Affiliate For Internalization	5,738,000	0	0								3,000,000
Related Party Transaction, Cumulative Capital Investment Return																																											557,300,000			358,300,000
Related Party Transaction, Proceeds from Related Party							98,400,000
Equity Ownership Holding Period, Years								1 year
Related party transactions, Strategic Advisory Services Fee												0.25%			0.25%
Related Party Transactions, Strategic and Financial Advisory Services Fee															2,500,000
Accounts Payable, Related Parties, Current												7,700,000	600,000		7,700,000	600,000	500,000	800,000	200,000	2,000,000	400,000
Payments of Stock Issuance Costs	165,327,000	218,108,000	20,884,000
Contributions from non-controlling interest holders	0	0	2,000																						800,000
ARCP OP Units Issued to Special Limited Partnership				56,797
Available-for-sale Debt Securities, Amortized Cost Basis	62,041,000				1,589,000	10,000,000
Reinvested Dividend, Amount					100,000
Available-for-sale Equity Securities, Amortized Cost Basis					8,500,000
Investment securities, at fair value	$ 62,067,000	$ 41,654,000			$ 1,484,000